COMMON SHARES - TC Energy Corporation At-the-Market Equity Issuance Program (Details) - At-the-Market Equity Issuance Program	12 Months Ended
Dec. 31, 2022 CAD ($)
Subsidiary, Sale of Stock [Line Items]
Stock issuance program, period in effect (in months)	25 months
Authorized amount	$ 1,000,000,000